Net Employee Defined Benefit Liabilities (Details) - Schedule of changes in the defined benefit obligation and fair value of plan assets $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Defined Benefit Obligation [Member]
Net Employee Defined Benefit Liabilities (Details) - Schedule of changes in the defined benefit obligation and fair value of plan assets [Line Items]
Balance at beginning	$ 4,838
Initial consolidation
Current service cost	198
Net interest expense	120
Past service cost and effect of settlements
Total expense recognized in profit or loss for the period	318
Payments from the plan	(1,376)
Return on plan assets (excluding amounts included in net interest expenses)
Actuarial gain arising from changes in financial assumptions	(258)
Actuarial loss arising from experience adjustments	151
Total effect on other comprehensive income for the period	(107)
Contributions by employer
Adjustments arising from translating financial statements from functional currency to presentation currency	(511)
Balance at ending	3,163
Fair Value of Plan Assets [Member]
Net Employee Defined Benefit Liabilities (Details) - Schedule of changes in the defined benefit obligation and fair value of plan assets [Line Items]
Balance at beginning	(3,398)
Initial consolidation
Current service cost
Net interest expense	(56)
Past service cost and effect of settlements	9
Total expense recognized in profit or loss for the period	(47)
Payments from the plan	927
Return on plan assets (excluding amounts included in net interest expenses)	228
Actuarial gain arising from changes in financial assumptions
Actuarial loss arising from experience adjustments
Total effect on other comprehensive income for the period	228
Contributions by employer	(187)
Adjustments arising from translating financial statements from functional currency to presentation currency	355
Balance at ending	(2,123)
Net defined benefit liability (asset) [member]
Net Employee Defined Benefit Liabilities (Details) - Schedule of changes in the defined benefit obligation and fair value of plan assets [Line Items]
Balance at beginning	1,440
Initial consolidation
Current service cost	198
Net interest expense	64
Past service cost and effect of settlements	9
Total expense recognized in profit or loss for the period	271
Payments from the plan	(449)
Return on plan assets (excluding amounts included in net interest expenses)	228
Actuarial gain arising from changes in financial assumptions	(258)
Actuarial loss arising from experience adjustments	151
Total effect on other comprehensive income for the period	121
Contributions by employer	(187)
Adjustments arising from translating financial statements from functional currency to presentation currency	(156)
Balance at ending	$ 1,040